INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statutory federal income tax rate			21.00%	21.00%	21.00%
Income tax provision			25.70%	(66.40%)	101.70%
Roth CH Acquisition V Co.
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					6.98%	6.98%
Valuation allowance					84.15%	8.85%
Income tax provision	43.63%	16.19%	20.27%	(82.11%)	112.13%	36.84%